Restatement of Financial Statements - Balance Sheet (Parenthetical) (Details) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Accounting Changes and Error Corrections [Abstract]
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares (in shares)	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000	120,000,000
Common stock, shares issued (in shares)	38,475,000	38,014,000	37,839,000	37,566,000	37,424,000	37,280,000	37,094,000	36,975,000	36,899,000
Common stock, shares outstanding (in shares)	38,475,000	38,014,000	37,839,000	37,566,000	37,424,000	37,280,000	37,094,000	36,975,000	36,899,000